Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies (Textual) [Abstract]
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Advertising expenses	$ 12	$ 11	$ 9
Period after fabrication to be considered for determining fabrication cost	6 months
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage	50.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Ownership percentage	20.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	33
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	5
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Computer and Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	6
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	2
Estimated useful lives of Property, Plant and Equipment, Maximum	5
Technology and Licenses [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	3
Estimated useful lives of intangible assets, maximum	7
Trademarks [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	2
Estimated useful lives of intangible assets, maximum	3
Contractual customer relationships [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, minimum	4
Estimated useful lives of intangible assets, maximum	12
Purchased software [Member]
Intangible Assets (Textual) [Line Items]
Estimated useful lives of intangible assets, maximum	4